Earnings Per Share (EPS) - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income as reported	$ 8,847	$ 5,493	$ 25,528	$ 19,079	$ 12,973
Shares outstanding	16,288,928	12,827,803	15,908,893	12,827,803	12,770,571
Impact of weighting shares	(206,033)		(1,830,612)	(26,813)	(8,739)
Used in basic EPS, Income	$ 8,847	$ 5,493	$ 25,528	$ 19,079	$ 12,973
Used in basic EPS, Shares	16,082,895	12,827,803	14,078,281	12,800,990	12,761,832
Dilutive effect of outstanding
Stock options, Shares	1,079,425	897,918	1,160,084	894,910	790,850
Used in dilutive EPS, Income	$ 8,847	$ 5,493	$ 25,528	$ 19,079	$ 12,973
Used in dilutive EPS, Shares	17,162,320	13,725,721	15,238,365	13,695,900	13,552,682
Basic earnings per common share	$ 0.55	$ 0.43	$ 1.81	$ 1.49	$ 1.02
Diluted earnings per common share	$ 0.52	$ 0.40	$ 1.68	$ 1.39	$ 0.96